Income Taxes (Income Tax Reconciliation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Reconciliation [Abstract]
Expected tax using statutory tax rate of 34%	$ 1,834,100	$ 1,999,600	$ 1,889,000
Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal securities and political subdivision loans	(574,200)	(630,600)	(608,900)
Tax-exempt income on life insurance contracts	(134,900)	(140,100)	(144,700)
Deductible dividends paid to United Bancshares, Inc. ESOP	(39,600)	(23,700)	(6,000)
Uncertain tax position reserves	(29,800)	7,600	(66,700)
Merger and acquisition costs	52,800
Other, net	(25,400)	27,200	8,300
Total provision for income taxes	$ 1,083,000	$ 1,240,000	$ 1,071,000